Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment

Note 6: Property and Equipment

Property and equipment consists of the following:

	As of December 31,
	2011	2010

Leasehold improvements	$1,585,126	$500,244
Office furniture and equipment	1,186,260	761,016
Computer hardware and software	6,365,630	3,144,984
Tooling, production and test equipment	16,058,742	7,334,068
Construction-in-process	1,546,524	997,112

Total property and equipment	26,742,282	12,737,424
Accumulated depreciation	(6,146,559)	(4,907,083)

Total property and equipment, net	$20,595,723	$7,830,341

Depreciation related to property and equipment was $4.2 million, $1.4 million and $1.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.